Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 16. Fair Value Measurements
The Public Warrants are classified as Level 1 financial instruments. The fair value of Public Warrants has been measured based on the listed market price of such warrants.
The Private Placement Warrants are classified as Level 3 financial instruments. The Company estimated the fair value of the Private Placement Warrants using a Black Scholes Pricing Model. Inherent in a Black Scholes Pricing Model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The

following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December
31
,
2021
(in
thousands):

Description	Level 1	Level 2	Level 3	Total

Liabilities:
Public Warrants	$16,794	$—	$—	$16,794
Contingent Consideration	—	20,532	7,840	28,372

Total liabilities	$16,794	$20,532	$7,840	$45,166

The

following assumptions were used for the valuation of the Private Placement Warrants as of September 15, 2021 (the exercise date) and April 20,

2021:

	As of September 15, 2021		As of April 20, 2021

Exercise price	$11.50		$11.50
Stock price	$20.05		$16.21
Volatility	65.90%		26.60%
Term	4.60	years	5.00	years
Risk-free rate	0.73%		0.82%
Dividend yield	0.00%		0.00%
The change in the fair value of the derivative warrant liabilities (Public Warrants and Private Placement Warrants) from April 20, 2021 to December 31, 2021 is summarized as follows (in thousands):

	Public Warrants	Private Placement Warrants	Total

Initial measurement at April 20, 2021	$52,638	$32,026	$84,664
Change in fair value	(22,733)	34,145	11,412
Exercise of warrants	(12,928)	(65,876)	(78,804)
Foreign currency translation adjustments	(183)	(295)	(478)

Derivative warrant liabilities at December 31, 2021	$16,794	$—	$16,794

Contingent consideration is classified as Level 2 and Level 3 financial instruments. The fair value of the Level 2 contingent consideration has been measured based on the underlying stock price of the Company. The fair value of the Level 3 contingent consideration is determined based on significant unobservable inputs including discount rate, estimated revenue of the acquired business, and estimated probabilities of achieving specified technology development and operational milestones. Significant judgment is employed in determining the appropriateness of the inputs described above. Changes to the inputs could have a material impact on the company’s financial position and results of operations in any given period.
The change in the fair value of the contingent consideration is summarized as follows (in thousands):

	2021	2020

Beginning balance – January 1	$2,302	$2,520
Additions (1)	6,615	—
(Gain) loss on fair value remeasurement of contingent consideration (2)	19,405	(271)
Foreign currency translation adjustments	50	53

Ending balance – December 31	$28,372	$2,302

(1)
Additions during the year ended December 31, 2021 represent contingent consideration liabilities arising from the Spirable acquisition (refer to Note 3 –
Business Combinations
) in the third quarter of 2021.

(2)
(Gain) loss on fair value remeasurement of contingent consideration mainly consist of an increase in the obligation to the former management shareholders of Second Spectrum as the lock-up
period expired on December 31, 2021. Pursuant to the terms and conditions of the business combination agreement with Second Spectrum, the Company will issue an additional 2,701,576 shares of the Company’s common stock to the former Second Spectrum shareholders in early 2022.

With

the respect to the contingent consideration obligation arising from the Spirable acquisition, the Company estimates the fair value at each subsequent reporting period using a probability weighted discounted cash flow model for contingent milestone payments and Monte Carlo simulation for contingent revenue payments.
As of December 31, 2021, the Company had no transfers between levels of the fair value hierarchy of its assets or liabilities measured at fair value.